CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Net earnings (loss)	$ 6,138	$ (4,508)	$ (42,670)	$ (42,670)	$ 64,080	$ 364,400
Foreign currency translation adjustment, net of tax	976	166		(530)	978	179
Pension and other benefit adjustments:
Net loss arising during the period, net of tax	(45)
Prior service credit arising during the period, net of tax	746					9,271
Amortization of net gain included in net periodic benefit costs, net of tax	(1,699)	(211)			(844)	(78)
Amortization of prior service credit included in net periodic benefit costs, net of tax	(1,762)	(254)			(1,016)
Curtailment gain reclassified to net periodic benefit costs, net of tax	(7,239)
Settlement gain reclassified to net periodic benefit costs, net of tax	(175)			(15)
Unrealized gain (loss) on marketable securities
Unrealized net holding gain arising during the period, net of tax	825	2,019		1,915	2,627	(1,622)
Net holding gain reclassified to investment income, net of tax	(4)	(4)		(2)	(31)	925
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Unrealized net holding loss arising during the period, net of tax	(361)	(32)		797	(59)	2,085
Holding (gains) losses reclassified to equity in earnings of non-consolidated entities, net of tax	122	131			528	(510)
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Total comprehensive income (loss)	(2,478)	(2,693)		(33,226)	52,720	379,160
Consolidating Adjustments
Net earnings (loss)	(2,891)	8,422		48,895	(49,496)	(348,044)
Equity in other comprehensive income (loss) of subsidiaries	8,080	(1,728)		(8,917)	10,628	(14,201)
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Other comprehensive income (loss)	8,080	(1,728)		(8,917)	10,628	(14,201)
Total comprehensive income (loss)	5,189	6,694		39,978	(38,868)	(362,245)
AMCE
Net earnings (loss)	6,138	(4,508)
Equity in other comprehensive income (loss) of subsidiaries	(8,616)	1,815
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Other comprehensive income (loss)	(8,616)	1,815
Total comprehensive income (loss)	(2,478)	(2,693)
Subsidiary Guarantors
Net earnings (loss)	3,186	(7,968)
Equity in other comprehensive income (loss) of subsidiaries	536	(87)
Foreign currency translation adjustment, net of tax	440	253
Pension and other benefit adjustments:
Net loss arising during the period, net of tax	(45)
Prior service credit arising during the period, net of tax	746
Amortization of net gain included in net periodic benefit costs, net of tax	(1,699)	(211)
Amortization of prior service credit included in net periodic benefit costs, net of tax	(1,762)	(254)
Curtailment gain reclassified to net periodic benefit costs, net of tax	(7,239)
Settlement gain reclassified to net periodic benefit costs, net of tax	(175)
Unrealized gain (loss) on marketable securities
Unrealized net holding gain arising during the period, net of tax	825	2,019
Net holding gain reclassified to investment income, net of tax	(4)	(4)
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Unrealized net holding loss arising during the period, net of tax	(361)	(32)
Holding (gains) losses reclassified to equity in earnings of non-consolidated entities, net of tax	122	131
Other comprehensive income (loss)	(8,616)	1,815
Total comprehensive income (loss)	(5,430)	(6,153)
Subsidiary Non-Guarantors
Net earnings (loss)	(295)	(454)
Foreign currency translation adjustment, net of tax	536	(87)
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Other comprehensive income (loss)	536	(87)
Total comprehensive income (loss)	$ 241	$ (541)